Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net
5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Purchased software	8,250	11,055
Total cost	8,250	11,055
Less: accumulated amortization	(4,430)	(5,518)
Intangible assets, net	3,820	5,537

Amortization expense recognized for the years ended December 31, 2020, 2021 and 2022 was RMB952, RMB1,302 and RMB1,088 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB’000
For the year ending December 31,
2023	1,978
2024	1,419
2025	1,173
2026	616
2027	351
Total	5,537